Parent entity financial information (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Parent Entity Financial Information [Abstract]
Summary Of Parent Entity Financial Information Explanatory	The individual financial statements for the parent entity show the following aggregate amounts:

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Balance Sheet
Current Assets	37,166	28,850
Total Assets	958,323	890,120

Current Liabilities	30,709	11,941
Total Liabilities	33,358	15,282

Shareholders' Equity
Issued Capital	1,310,813	1,249,123
Reserves
Foreign Currency Translation Reserve	(261,745)	(261,377)
Share Options Reserve	91,940	86,274
Warrant Reserve	12,969	12,969
(Accumulated losses)/retained earnings	(229,012)	(212,165)
	924,965	874,824

Loss for the period	(16,847)	(18,848)
Total comprehensive loss for the period	(16,847)	(18,848)